Equity Method Investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			6 Months Ended
	Nov. 30, 2016	Jul. 31, 2016	May 31, 2006	Jun. 30, 2021	Apr. 30, 2018
Equity Method Investments (Details) [Line Items]
Invested amount	¥ 10,000	¥ 9,000	¥ 250
Additional investment					¥ 3,750
Group recognized gain on equity method investments				¥ 1,449
Business Acquisition [Member]
Equity Method Investments (Details) [Line Items]
Equity interests percentage	20.00%	15.00%	30.00%